Earnings per share	12 Months Ended
Mar. 31, 2020
Earnings per share
Earnings per share

 8. Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

	2020 Millions	2019 Millions	2018 Millions
Weighted average number of shares for basic earnings per share	29,422	27,607	27,770
Effect of dilutive potential shares: restricted shares and share options	—	—	87
Weighted average number of shares for diluted earnings per share	29,422	27,607	27,857

	2020		2019		2018
	€m		€m		€m
(Loss)/earnings for earnings per share from continuing operations	(920)		(4,485)		4,408
(Loss) for earnings per share from discontinued operations	—		(3,535)		(1,969)
(Loss)/earnings for basic and diluted earnings per share	(920)		(8,020)		2,439

	eurocents		eurocents		eurocents
Basic (loss)/earnings per share from continuing operations	(3.13)	c	(16.25)	c	15.87	c
(Loss) per share from discontinued operations	—		(12.80)	c	(7.09)	c
Basic (loss)/earnings per share	(3.13)	c	(29.05)	c	8.78	c

	eurocents		eurocents		eurocents
Diluted (loss)/earnings per share from continuing operations	(3.13)	c	(16.25)	c	15.82	c
Diluted loss per share from discontinued operations	—		(12.80)	c	(7.06)	c
Diluted (loss)/earnings per share	(3.13)	c	(29.05)	c	8.76	c